Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued expenses and other payables
Deposits received from customers	¥ 2,349	¥ 1,710
Deposits received from franchisees	2,919	2,967
Accrued rental, utility and other expenses	19,360	10,859
VAT and other taxes payable	15,182	13,380
Payables for refund of tuition fee	4,862	4,143
Offering expenses	752	4,261
Others	6,302	8,710
Total	¥ 51,726	¥ 46,030